Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities
Note 24: Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities
In the normal course of business, we enter into a variety of contracts under which we may be required to make payments to reimburse a counterparty for a loss if a third party does not perform according to the terms of a contract or does not make payments when due under the terms of a debt instrument, and contracts under which we provide indirect guarantees of the indebtedness of another party, all of which are considered guarantees.
Guarantees that qualify as derivatives are accounted for in accordance with the policy for derivative instruments (refer to Note 8). For guarantees that do not qualify as derivatives, the liability is initially recorded at fair value, which is generally the fee received. Subsequently, guarantees are recorded at the higher of the initial fair value, less amortization to recognize any fee income earned over the period, and our best estimate of the amount required to settle the obligation. Any change in the liability is reported in our Consolidated Statement of Income.
We enter into a variety of commitments, including
off-balance
sheet credit instruments, such as backstop liquidity facilities, letters of credit, credit default swaps and commitments to extend credit, as a method of meeting the financial needs of our customers. These commitments include contracts where we may be required to make payments to a counterparty, based on changes in the value of an asset, liability or equity security that the counterparty holds, due to changes in an underlying interest rate, foreign exchange rate or other variable. The contractual amount of our commitments represents our maximum undiscounted potential exposure, before possible recoveries under recourse and collateral provisions. Collateral requirements for these instruments are consistent with our collateral requirements for loans.
A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.
We strive to limit credit risk by dealing only with counterparties that we believe are creditworthy, and we manage our credit risk for these instruments using the same credit risk process that is applied to loans and other credit assets.
We also previously facilitated securities lending transactions for our customers but we divested this business in fiscal 2022.
The maximum amount payable related to our various commitments is as follows:

(Canadian $ in millions)	2022	2021
Financial Guarantees
Standby letters of credit	26,019	22,165
Credit default swaps (1)	11,099	5,158

Other Credit Instruments
Backstop liquidity facilities	17,330	12,895
Securities lending (2)	–	3,909
Documentary and commercial letters of credit	1,351	1,481
Commitments to extend credit (3)	200,814	174,327
Other commitments (4)	7,075	8,070
Total	263,688	228,005

(1)	The fair value of the related derivatives included in our Consolidated Balance Sheet was $(38) million as at October 31, 2022 ($ (4) million as at October 31, 2021).
(2)	In fiscal 2022, we divested the securities lending agency business.
(3)	Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at our discretion.
(4)	Other commitments include $783 million as at October 31, 2022 ($1,649 million as at October 31, 2021) of underwriting commitments that are extended but not yet accepted by the borrower.
Financial Guarantees
Standby letters of credit represent our obligation to make payments to third parties on behalf of customers if they are unable to make the required payments or meet other contractual requirements. The majority have a term of one year or less. Collateral requirements for standby letters of credit and guarantees are consistent with our collateral requirements for loans. Standby letters of credit and guarantees include our guarantee of a subsidiary’s debt provided directly to a third party.
Written credit default swaps require us to compensate a counterparty following the occurrence of a credit event in relation to a specified reference obligation, such as a bond or a loan. The terms of these contracts range from less than 1 year to over

10 years. Refer to Note 8 for details.
Other Credit Instruments
Backstop liquidity facilities are provided to ABCP programs administered by us as an alternative source of financing when ABCP markets cannot be accessed. The terms of the backstop liquidity facilities do not require us to advance money to these programs in the event of insolvency of the borrower. The average term of these liquidity facilities is approximately
1
to 5 years.
We lend eligible customers’ securities to third-party borrowers who have been evaluated for credit risk using the same credit risk process that is applied to loans and other credit assets. In connection with these activities, we may provide indemnification to clients against losses resulting from the failure of the borrower to return loaned securities when due. All borrowings are fully collateralized with cash or marketable securities. As securities are loaned, we require borrowers to maintain collateral that is equal to or in excess of 100% of the fair value of the securities borrowed. The collateral is revalued on a daily basis. In fiscal 2022
,
we divested
the
securities lending agency business.
Documentary and commercial letters of credit represent our agreement to honour drafts presented by a third party upon completion of specific activities.
Commitments to extend credit represent our commitment to

customers to grant them credit in the form of loans or other financings for specific amounts and maturities, subject to their meeting certain conditions.
Other commitments include commitments to fund external private equity funds and investments in equity and debt securities at market value at the time the commitments are drawn. In addition, we act as underwriter for certain new issuances under which we, alone or together with a syndicate of financial institutions, purchase the new issue for resale to investors.
Indemnification Agreements
In the normal course of operations, we enter into various agreements that provide general indemnifications. These indemnifications typically occur in connection with sales of assets, securities offerings, service contracts, director contracts, membership agreements, clearing arrangements, derivative contracts and leasing transactions. Based on historical experience, we expect the risk of loss to be remote.
Exchange and Clearinghouse Guarantees
We are a member of several securities and futures exchanges and central counterparties. Membership in certain of these organizations may require us to pay a pro rata share of the losses incurred by the organization in the event of default of another member. It is difficult to estimate our maximum exposure under these membership agreements, since this would require an assessment of future claims that may be made against us that have not yet occurred. Based on historical experience, we expect the risk of material loss to be remote.
Pledged Assets and Collateral
In the ordinary course of business, we enter into trading, lending and borrowing activities that require us to pledge assets or provide collateral. Pledging and collateral transactions are typically conducted under terms and conditions that are usual and customary to these activities. If there is no default, the securities or their equivalents must be returned by the pledgee upon satisfaction of the obligation.

The following tables summarize our pledged assets and collateral, and the activities to which they relate:

(Canadian $ in millions)	2022	2021
Bank Assets
Cash and due from banks	87	110
Securities (1)	95,194	82,975
Loans	71,795	54,656
Other assets	13,991	6,436
	181,067	144,177
Third-party Assets (2)
Collateral received and available for sale or repledging	177,300	180,705
Less: Collateral not sold or re-pledged	(42,237)	(46,278)
	135,063	134,427
	316,130	278,604

(Canadian $ in millions)	2022	2021
Uses of pledged assets and collateral
Clearing systems, payment systems and depositories	19,082	9,464
Foreign governments and central banks	87	110
Obligations related to securities sold short	40,979	32,073
Obligations related to securities sold under repurchase agreements	90,490	87,894
Securities borrowing and lending (3)	69,525	77,456
Derivatives transactions	16,341	11,439
Securitization	27,499	26,075
Covered bonds	33,175	26,340
Other	18,952	7,753
Total pledged assets and collateral	316,130	278,604

(1)	Includes NHA mortgage-backed securities of $5,277 million, which are included in loans in our Consolidated Balance Sheet ($4,519 million as at October 31, 2021).
(2)	Includes on-balance sheet securities borrowed or purchased under resale agreements and off-balance sheet collateral received.
(3)	Includes off-balance sheet securities borrowing and lending.
Lease Commitments
We have entered into a number of
non-cancellable
leases for premises and equipment. Our computer and software leases are typically fixed for one term. Leases that we have signed but have not yet taken possession of, were $303 million as at October 31, 2022 ($248 million as at October 31,

2021).
Provisions and Contingent Liabilities
Provisions are recognized when we have a legal or constructive obligation as a result of past events, such as contractual commitments, legal or other obligations for which we can reliably estimate the obligation, and it is probable we will be required to settle the obligation. We recognize as a provision our best estimate of the amount required to settle the obligations as of the balance sheet date, taking into account the risks and uncertainties surrounding the obligations. Provisions are recorded in other liabilities on the Consolidated Balance Sheet. Contingent liabilities are potential obligations arising from past events, the existence of which will only be confirmed by the occurrence or non-occurrence
of one or more future events not wholly within our control, and are not included in the table below.
Legal Proceedings
The bank and its subsidiaries are party to legal proceedings, including regulatory investigations, in the ordinary course of business. We review the status of these proceedings regularly and establish provisions when in our judgment it becomes probable that we will incur a loss and the amount can be reliably estimated. The bank’s provisions represent our best estimates based upon currently available information for proceedings for which estimates can be made. However, the bank’s provisions may differ significantly from actual losses as a result of, for example, the inherent uncertainty of the various potential outcomes of such proceedings; the varying stages of the proceedings; the existence of multiple defendants whose share of liability may not yet be determined; unresolved issues in such proceedings, some of which involve novel legal theories and interpretations; the fact that the underlying matters will change from time to time; and such proceedings may involve very large or indeterminate damages. While it is inherently difficult to predict the ultimate outcome of these proceedings, based on our current knowledge, we do not expect the outcome of any of these proceedings, individually or in the aggregate, to have a material adverse effect on the consolidated financial position or the results of operations of the bank. However, because of the factors listed above, as well as other uncertainties inherent in litigation and regulatory matters, there is a possibility that the ultimate resolution of legal proceedings or regulatory investigations may be material to the bank’s consolidated financial position or its results of operations for any particular reporting period.
BMO Harris Bank N.A. (BMO Harris), as successor to M&I Marshall and Ilsley Bank (M&I), was named as the defendant in a lawsuit filed in the U.S. Bankruptcy Court for the District of Minnesota (Bankruptcy Court) in connection with a Ponzi scheme carried out by Thomas J. Petters and certain affiliated individuals and entities (collectively, Petters). The lawsuit, brought by a Trustee in bankruptcy proceedings for certain Petters entities, alleged that between 1999 and 2008, M&I (and a predecessor bank) helped facilitate the Ponzi scheme operated by Petters. The trial took place from October 12 to November 8, 2022 and on November 8, 2022, the jury awarded damages of approximately US$564 million against BMO Harris. This amount does not include prejudgment interest which could be as much as US$484 million. BMO Harris strongly denies the plaintiff’s allegations and will continue to defend itself vigorously, including by bringing an appeal to the United States Court of Appeals for the Eight
h
Circuit, to contest the jury verdict and award. Following the jury’s verdict, we recorded a provision of $1,120 million ($830 million after-tax), comprising $605 million in non-interest
expense, other and $515 million in interest expense, other liabilities, representing damages awarded by the jury and an estimate of maximum possible pre-judgment interest, net of estimated recoveries. Recoveries relate to a settlement arrangement made in 2015 in connection with another Petters matter.
Restructuring Charges
Provisions for restructuring charges as at October 31, 2022 are $94 million ($136 million as at October 31, 2021), primarily severance-related costs. This represents our best estimate of the amount that will ultimately be paid out.
Changes in the provision balance during the year were as follows:

(Canadian $ in millions)	2022	2021
Balance at beginning of year	248	472
Additional provisions/increase in provisions	1,201	166
Provisions utilized	(155)	(340)
Amounts reversed	(20)	(44)
Foreign exchange and other	3	(6)
Balance at end of year (1)	1,277	248

(1)	Balance includes severance obligations, restructuring charges and legal provisions.